DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN

NOTE 1:	DESCRIPTION OF THE PLAN
The following description of the Marriott Retirement Savings Plan (the “Plan”), formerly Marriott International, Inc. Employees’ Profit Sharing, Retirement and Savings Plan and Trust, sponsored by Marriott International, Inc. (the “Company”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan covering eligible employees of the Company and participating subsidiaries. It is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. Effective January 1, 2024, the Plan became a safe harbor plan under Internal Revenue Services (“Code”) Sections 401(k)(12) and 401(m)(11).
Effective October 1, 2024, participants can enroll in the Plan immediately upon becoming eligible. Prior to October 1, 2024, there was a 90-day waiting period for enrollment. Where no action is taken, newly hired, rehired, or newly eligible employees will be enrolled automatically after 90 days of service. Contributions will automatically start at 3% of pay, on a before-tax basis, and will be invested in the Vanguard Target Retirement Fund most appropriate for the associate's age (assuming a retirement age of 65). Associates can change or cancel enrollment at any time.
Contributions
Plan participants may contribute up to 80% of compensation per pay period to the Plan, subject to legal limits.
Participants may also contribute (rollover) amounts representing eligible rollover distributions from other eligible retirement plans, including qualified defined benefit or defined contribution plans or traditional IRAs.
Participants who are age 50 or older by the end of the applicable Plan year and have contributed the maximum contributions allowable by the Plan during the Plan year may make an additional catch-up contribution. The catch-up contribution is subject to the Code section 414(v) limitation of $7,500 for the year ended December 31, 2025.
The Company generally makes matching contributions equal to 100% of each eligible participant's contributions, up to 5% of the participant's eligible pay.
The Company also makes non-discretionary supplemental contributions at select locations to certain non-management, non-highly compensated hourly associates who are eligible for the Company matching contribution in the Plan but who are not, in most cases, in a collective bargaining agreement. For associates covered under collective bargaining agreements, the Company contributions vary based on the terms of the agreement. Contributions are subject to certain limitations.
Participant Accounts
Individual accounts are maintained for each participant. Each participant account is credited with the participant contributions, the Company matching contribution (if eligible), the Company supplemental contribution (if eligible), and the applicable earnings or losses for the investments selected by the participant. Each account is charged with an allocation of administrative expenses. The benefit to which a participant is entitled is the vested benefit in the participant’s account.
Vesting
Company contributions generally are 100% vested for all participants, with the exception of a small number of collectively bargained groups that have negotiated for a vesting schedule. All participants become fully vested upon death, termination of employment due to disability, or attainment of age 65.
Notes Receivable from Participants
Participants generally may take only one loan from their accounts at a time. The minimum loan amount is $1,000. The maximum is the lesser of (i) 50% of the vested account balance, or (ii) $50,000 minus the highest outstanding loan balance in the past 12 months. Loan terms range from 1 to 4 years, or up to 10 years for the purchase of a primary residence. The loans are collateralized by the vested balance in the participant’s account. The interest rate is fixed at the time the loan is granted. Interest rates on outstanding loans range from 4.25% to 10.50%. For loans issued on or after October 1, 2024, loans bear interest at the prime rate as of the 15th of the month preceding the date of the loan as published by Reuters, plus two percentage points. For loans issued on or after July 1, 2020, loans bear interest at the prime rate as of the 15th of the month preceding the date of the loan as published by the Wall Street Journal plus two percentage points. For the loans issued in third quarter of 2016, loans bear an interest rate as of the last business day of the prior calendar quarter as published by the Wall Street Journal plus one percentage point.
Principal and interest are paid ratably through weekly or bi-weekly, after-tax payroll deductions. In cases where payroll deductions are not available, loan repayments can be made via direct debit, certified check, cashiers’ check, or money order.
Payment of Benefits
A participant can take a distribution from the Plan upon termination of employment, death, disability, or attainment of age 59.5. If a participant’s account balance is greater than $5,000, the participant can elect to receive a lump sum amount, partial distributions or installment payments equal to the value of the participant’s vested interest in his or her account; the participant can also elect to make a direct rollover or leave funds in the Plan. If a participant’s account balance is at least $1,000, but not more than $5,000 and if the participant does not make a timely election, the participant’s vested account balance will be rolled over into an individual retirement account established by the Plan. The Plan provides for automatic lump sum distribution for participants who terminate employment with a vested account balance of less than $1,000.
Administration
The Retirement Plan Committee serves as the named fiduciary of the Plan, except with respect to the Company Stock Fund. The Company Stock Fund (the “Stock Fund”) is tracked on a unitized basis. Administration of the Plan is under the direction of (i) the Retirement Plan Committee, all of whom are members of senior management of the Company; (ii) a trustee; and (iii) a Plan administrator, who is an employee of the Company. Under section 404(c) of ERISA, the Plan offers participants the opportunity to direct their own investments.
The Retirement Plan Committee is responsible for selecting and overseeing these investment options, other than the Stock Fund, and has delegated certain responsibilities to the Plan trustee and the investment adviser it has retained. The Stock Fund Investment Committee is the sole named fiduciary of the Plan with regards to the investment of the Stock Fund.
Administrative and Investment Expenses
To the extent not paid by the Company, administrative and investment expenses are paid from the Plan's forfeiture account and/or by the Plan participants, allocated based on account balances. During the year ended December 31, 2025, administrative expenses for the amount of $162,379 were paid from forfeitures.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to modify, suspend, or discontinue its contributions at any time and to terminate the Plan, subject to the provisions of ERISA.
Investment Options
Upon enrollment in the Plan, a participant may allocate employer and employee contributions to any of the available investment options. Participants may change their investment options on a daily basis, subject to any trading restrictions imposed by individual investment funds.

Forfeitures

At December 31, 2025 and 2024, forfeited nonvested accounts totaled $1,993,042 and $1,952,405, respectively. It is expected that these accounts will be used to pay for certain plan expenses and/or to reduce employer contributions.During the year ended December 31, 2025 administrative expenses for the amount of $162,379 were paid from forfeitures.